Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Continuing operations
Revenue	$ 60,817	$ 42,931	$ 44,288
Other income	510	777	393
Expenses excluding net finance costs	(34,500)	(28,775)	(28,022)
Loss from equity accounted investments, related impairments and expenses	(921)	(512)	(546)
Profit from operations	25,906	14,421	16,113
Financial expenses	(1,378)	(1,262)	(1,510)
Financial income	73	351	446
Net finance costs	(1,305)	(911)	(1,064)
Profit before taxation	24,601	13,510	15,049
Income tax expense	(10,921)	(4,708)	(5,335)
Royalty-related taxation (net of income tax benefit)	(229)	(66)	(194)
Total taxation expense	(11,150)	(4,774)	(5,529)
Profit after taxation from Continuing operations	13,451	8,736	9,520
Discontinued operations
Loss after taxation from Discontinued operations			(335)
Profit after taxation from Continuing and Discontinued operations	13,451	8,736	9,185
Attributable to non-controlling interests	2,147	780	879
Attributable to BHP shareholders	$ 11,304	$ 7,956	$ 8,306
Basic earnings per ordinary share (cents)	$ 2.235	$ 1.573	$ 1.603
Diluted earnings per ordinary share (cents)	2.230	1.570	1.599
Basic earnings from Continuing operations per ordinary share (cents)	2.235	1.573	1.669
Diluted earnings from Continuing operations per ordinary share (cents)	$ 2.230	$ 1.570	$ 1.665